Shareholders' Equity - Schedule of Expenses Recognized Financial Statements (Details) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Schedule of Share-Based Payment Arrangement Expensed [Line Items]
Share based expenses		$ 251	$ 193
Research and development [Member]
Schedule of Share-Based Payment Arrangement Expensed [Line Items]
Share based expenses		30	34
General and administrative [Member]
Schedule of Share-Based Payment Arrangement Expensed [Line Items]
Share based expenses	[1]	$ 221	$ 159

[1]	Included $141 and $113 value of shares issued to Company’s service provider for the six month ended June 30, 2025 and 2024, respectively. see also Note 5(3).